Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2007 Options (Options 2007 Plan A [Member])	12 Months Ended
Dec. 31, 2013
Options 2007 Plan A [Member]
Note 20 - Share-based Compensation (Details) - Fair Value Assumptions - 2007 Options [Line Items]
Weighted average assumptions—expected dividend yield	0.00%
Risk-free interest rate	2.71%
Expected life (years)	5 years 219 days
Expected volatility	28.50%